Share-Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted		207,458,573
Share based compensation expense	¥ 441,827	¥ 919,255	¥ 3,837,913
Subsidiaries [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	471,550
Share based compensation by share based award options vested during the period shares	44,504
Share based compensation by share based award options expected to vest outstanding	427,046
Share-Based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	1 year
Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	3 years
Share-Based Payment Arrangement, Tranche Three [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	4 years
TYT Company [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 21,282	22,273	0
Maximum [Member] | Share options [Member] | Subsidiaries [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	4 years
Minimum [Member] | Share options [Member] | Subsidiaries [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	1 year
Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 419,551	¥ 896,982	¥ 3,837,913
Unrecognized compensation costs	¥ 782,000
Weighted average period	2 years 1 month 6 days
Options Classified as Equity [Member] | Share options [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	173,306,584
Share based compensation by share based award options expected to vest outstanding	398,426,278
Option Classified As Subsidiary [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 994
2018 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	2,300,588,991	2,300,588,991
Expiration period	10 years
2021 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	986,820,279	813,513,695
Expiration period	10 years
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted		6,340,060
Requisite service period	1 year	1 year
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted		71,251,482
Requisite service period	4 years	4 years
2021 Plan [Member] | Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	173,306,584	285,050,115